STREAMLINING INITIATIVES (Tables)	12 Months Ended
Jan. 02, 2016
STREAMLINING INITIATIVES
Summary rollforward of the liability for streamlining initiatives

In thousands	Payroll and Related Costs	Contract Termination Costs	Asset Write-Downs	Other Costs	Total
Balance at December 29, 2012	$4,559	$4,243	$—	$15,764	$24,566
2013 provision(a)	5,657	6	1,744	3,194	10,601
2013 asset write-downs	—	—	(1,744)	—	(1,744)
Translation difference	(7)	12	—	18	23
2013 spending(a)	(7,173)	(2,110)	—	(7,269)	(16,552)

Balance at December 28, 2013	3,036	2,151	—	11,707	16,894
2014 provision(a)	33,729	1,540	6,367	316	41,952
2014 asset write-downs	—	—	(6,367)	—	(6,367)
Translation difference	—	—	—	(3)	(3)
2014 spending(a)	(34,685)	(2,704)	—	(5,190)	(42,579)

Balance at January 3, 2015	2,080	987	—	6,830	9,897
2015 provision(a)	12,480	11,271	8,333	3,311	35,395
2015 asset write-downs	—	—	(8,333)	—	(8,333)
Translation difference	(1)	—	—	29	28
2015 spending(a)	(12,221)	(7,465)	—	(6,792)	(26,478)

Balance at January 2, 2016(b)	$2,338	$4,793	$—	$3,378	$10,509

(a)	Payroll and related costs provision and spending include $0.3 million, $17.3 million and $2.8 million in 2015, 2014 and 2013, respectively, of non-cash share-based compensation expense.
(b)	The balance in other costs at January 2, 2016 includes $2.2 million for a withdrawal liability incurred in 2011 related to a multi-employer pension plan that the Company will pay through June 1, 2016.

Schedule of expenses associated with the Company's streamlining actions

	Fiscal Years Ended
In thousands	January 2, 2016	January 3, 2015	December 28, 2013
KATE SPADE North America	$19,056	$7,319	$791
KATE SPADE International	8,916	1,567	—
Adelington Design Group	1,832	982	272
Other(a)	5,591	32,084	9,538

Total	$35,395	$41,952	$10,601

(a)

Other consists of unallocated corporate restructuring costs and Juicy Couture and Lucky Brand restructuring charges principally related to distribution functions that are not directly attributable to Juicy Couture or Lucky Brand and therefore have not been included in discontinued operations.